SCHEDULE OF BUSINESS ACQUISITION PRO FORMA (Details) - Aixin Shangyan Hotel Management [Member] - USD ($)	3 Months Ended	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Jun. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
Revenue	$ 1,406,874	$ 2,601,982	$ 4,241,991	$ 4,789,633
Operating costs and expenses	1,278,574	2,716,243	5,244,272	4,949,947
Loss from operations	128,300	(114,261)	(1,002,281)	(160,314)
Other income	28,637	51,174	100,026	643,458
Income tax expense	218,052	218,052	274,321	340,155
Net loss	$ (61,115)	$ (281,139)	$ (1,176,576)	$ 142,989